Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Investment management fees	$ 83	$ 104	$ 60
Investment Management Fees | Affiliated Entity
Related Party Transaction [Line Items]
Related party, revenue	$ 33	$ 28	$ 37